Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of location and amounts of leases

(in millions)		2025	2024
Balance Sheet Location
Assets
Right of use assets	Lease right-of-use assets	$16	$20
Liabilities
Other current liabilities	Current lease liabilities	7	7
Lease liabilities – non-current	Non-current lease liabilities	11	16

Schedule of supplemental information, weighted average lease terms and discounts

(in millions)	2025	2024	2023
Cash paid for amounts included in the measurement for operating lease liabilities
Operating cash flows for operating leases	$8	$7	$7
Right of use assets obtained in exchange for lease obligations
Operating leases	—	2	—

	2025	2024
Weighted-average remaining lease term (years)	4.7	4.1
Weighted-average discount rate	2.79%	2.78%

Schedule of maturities of lease liabilities

(in millions)
2026	$7
2027	2
2028	2
2029	2
2030	2
2031 and beyond	4
Total undiscounted lease payments	19
Less: Imputed interest	1
Present value of lease liabilities	$18